Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel operating expenses [Abstract]
Employee benefits - seafaring crew	$ 167,349	$ 167,275	$ 163,462
Maintenance and repair expenses	80,100	79,716	76,994
Insurance expense	16,340	13,143	12,234
Other vessel operating expenses	18,334	17,907	16,179
Vessel operating expenses	282,123	278,041	268,869
Other expense [Abstract]
Corporate support service fee	3,531	2,730	5,090
Employee benefits - shore-based staff	50,454	50,605	42,816
Other operating expense	30,891	26,111	21,665
Other expenses	84,876	79,446	69,571
Hafnia Vessels and TC Vessels [Member]
Voyage expenses [Abstract]
Fuel oil consumed	267,694	357,532	349,081
Port costs	147,237	150,806	158,967
Brokers' commission expenses	19,040	26,245	26,451
Other voyage expenses	21,752	8,809	2,633
Pool allocation	10,234	925	11,733
Voyage expenses	465,957	544,317	548,865
External Vessels in Disponent-Owner Pools [Member]
Voyage expenses [Abstract]
Fuel oil consumed	190,633	190,064	161,820
Port costs	94,851	71,231	62,691
Brokers' commission expenses	29,454	51,386	48,500
Other voyage expenses	24,305	18,369	14,532
Pool allocation	(9,677)	1,752	(7,794)
Voyage expenses	$ 329,566	$ 332,802	$ 279,749